Note 11 - Convertible Note and Embedded Conversion Feature Liability (Details) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended								1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 17, 2013	Jul. 02, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 02, 2012	Apr. 25, 2012	Mar. 28, 2012	Feb. 27, 2012	Jan. 17, 2012	Jul. 02, 2012 Convertible Notes Payable [Member] Private Placement [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Sep. 30, 2013 Convertible Notes Payable [Member]	Jul. 31, 2013 Convertible Notes Payable [Member]	Sep. 30, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Jul. 02, 2012 Convertible Notes Payable [Member]	Jul. 02, 2012 Private Placement [Member]
Note 11 - Convertible Note and Embedded Conversion Feature Liability (Details) [Line Items]
Debt Instrument, Face Amount									$ 1,050,000	$ 300,000	$ 350,000	$ 200,000	$ 200,000	$ 12,000,000						$ 12,000,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)														$ 0.352	$ 0.1095		$ 0.0774		$ 0.1095	$ 0.352
Debt Instrument, Interest Rate, Stated Percentage										8.00%	8.00%	8.00%		8.00%						8.00%
Embedded derivatives addition original valuation							8,865,000														8,865,000
Warrants and Rights Outstanding			4,481,000		4,481,000		2,766,000	0													5,053,000
Embedded conversion feature liability and warrants																					13,918,000
Debt Instrument, Unamortized Discount		12,000,000													4,635,000				4,635,000
Change in face value of the embedded conversion feature liability and warrants		1,918,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)															50,171,418		163,641,547
Debt Instrument, Periodic Payment (in Dollars)															5,000,000		12,000,000	7,000,000	5,000,000
Debt Instrument, Periodic Payment, Interest (in Dollars)															440,000		680,000
Interest Expense, Debt															440,000	21,000		242,000
Convertible Debt			0		0		2,365,000								2,365,000				2,365,000
Fair Value Assumptions, Expected Term								3 days											244 days
Fair Value Assumptions, Expected Volatility Rate								82.00%											144.00%
Fair Value Assumptions, Risk Free Interest Rate							0.72%	0.01%											0.13%
Fair Value Assumptions, Expected Dividend Rate							0.00%	0.00%											0.00%
Amount of Embedded Regulatory Liability							3,934,000
Unrealized Gain (Loss) on Derivatives			(2,435,000)	2,785,000	621,000	2,785,000	4,931,000
Debt Conversion, Original Debt, Amount	12,000,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	18,679,584
Gains (Losses) on Extinguishment of Debt	$ 91,000		$ 91,000		$ 91,000